UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06515

Morgan Stanley Flexible Income Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Flexible Income Trust

Portfolio of Investments	January 31, 2008 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE		MATURITY DATE	VALUE
		Government & Corporate Bonds (97.4%)
		Foreign (33.0%)
		Argentina (0.8%)
		Government Obligations
ARS	5,878	Republic of Argentina	0.00	**%	12/15/35	$176,635
	$261	Republic of Argentina (j)	0.00	**	12/15/35	33,356
ARS	850	Republic of Argentina++++	5.83		12/31/33	325,337
	$656	Republic of Argentina (e) (j) ++++	8.28		12/31/33	599,727
	800	Republic of Argentina (d)	13.969		04/10/49	351,000
		Total Argentina				1,486,055

		Bermuda (0.4%)
		Cable/Satellite TV
	875	Intelsat Sub holdings Co. Ltd.	7.581	**	01/15/15	879,375

		Brazil (3.9%)
		Government Obligations (3.7%)
	460	Citigroup, Inc. - 144A*+++	6.00		05/18/09	639,234
	689	Federal Republic of Brazil	8.00		01/15/18	780,293
	1,190	Federal Republic of Brazil	8.875		10/14/19	1,483,930
	230	Federal Republic of Brazil	8.875		04/15/24	290,950
	360	Federal Republic of Brazil	10.50		07/14/14	463,680
	1,440	Federal Republic of Brazil (a)	11.00		08/17/40	1,935,000
	430	Federal Republic of Brazil	14.50		10/15/09	506,755
	900	Republic of Brazil	6.00		01/17/17	920,250
						7,020,092
		Major Banks (0.2%)
	810	Banco ABN AMRO Real	16.20		02/22/10	488,693
		Total Brazil				7,508,785

		Canada (1.8%)
		Media Conglomerates (0.4%)
	$934	Canwest Media Inc.	8.00		09/15/12	890,025

		Oil & Gas Pipelines (0.8%)
	1,585	Kinder Morgan Finance Co.	5.70		01/05/16	1,412,986

		Other Transportation (0.5%)
	970	CHC Helicopter Corp.	7.375		05/01/14	899,675
		Total Canada				3,202,686

		Cayman Islands (0.2%)
		Property - Casualty Insurers
	430	Mantis Reef Ltd. - 144A*	4.692		11/14/08	432,316

		Colombia (0.5%)
		Government Obligations
	230	Republic of Columbia	8.25		12/22/14	263,810
	160	Republic of Columbia	11.75		02/25/20	234,800
	450	Republic of Columbia	7.375		09/18/37	481,500
		Total Colombia				980,110

		Denmark (0.6%)
		Finance/Rental/Leasing (0.0%)
DKK	282	Realkredit Denmark	6.00		10/01/29	58,353
	0.2	Unikredit Realkredit	5.00		10/01/29	34
						58,387
		Telecommunications (0.6%)
	$460	Nordic Telecommunications Holdings - 144A*	8.875		05/01/16	469,200
EUR	400	TDC AS	6.50		04/19/12	583,827
						1,053,027

		Total Denmark				1,111,414

		Ecuador (0.3%)
		Government Obligations
	$100	Republic of Ecuador - 144A*	9.375		12/15/15	101,340
	490	Republic of Ecuador - 144A*	10.00	**	08/15/30	475,300
		Total Ecuador				576,640

		Egypt (0.2%)
		Government Obligation
EGP	1,690	Arab Republic	8.75		07/18/12	314,736

		France (0.1%)
		Oilfield Services/Equipments
	$125	Compagnie Generale de Geophysique S.A.	7.50		05/15/15	123,750

		Gabon (0.2%)
		Government Obligations
	100	Gabonese Republic Ser - 144A*	8.20		12/12/17	382,794

		Indonesia (0.4%)
		Pulp & Paper
	1,648	Tjiwi Kimia Finance BV - 144A*	0.00	**	04/29/27	177,122
	10	Tjiwi Kimia Finance BV - 144A*	6.00	**	04/29/15	9,998
	383	Tjiwi Kimia Finance BV - 144A*	6.00	**	04/29/15	323,648
	667	Tjiwi Kimia Finance BV - 144A*	6.00	**	04/29/18	306,830
		Total Indonesia				817,598

		Israel (0.4%)
		Electrical Products
	746	Ormat Funding Corp.	8.25		12/30/20	753,653

		Ivory Coast (0.1%)
		Government Obligation
	560	Ivory Coast (d)	2.50		03/29/18	201,600

		Japan (5.2%)
		Government Obligations
JPY	650,000	Japan (Government of)	1.00		06/15/09	6,150,976
	205,000	Japan (Government of)	0.30		03/20/08	1,926,327
	214,500	Japan (Government of)	0.80		03/20/13	2,006,271
		Total Japan				10,083,574

		Luxembourg (0.8%)
		Oil & Gas Production (0.4%)
	$702	TNK-BP Finance - 144A*	7.875		03/13/18	698,490

		Wireless Telecommunications (0.4%)
	740	Wind Acquisition Finance SA - 144A*	10.750		12/01/15	788,100
		Total Luxembourg				1,486,590

		Mexico (4.5%)
		Government Obligations (1.8%)
MXN	21,680	Mexican Fixed Rate Bonds	9.50		12/18/14	2,208,042
	4,510	Mexican Fixed Rate Bonds - 144A*	8.000		12/17/15	425,627
	$412	United Mexican States Corp.	5.625		01/15/17	427,038
	400	United Mexican States Corp.	6.75		09/27/34	434,600
						3,495,307
		Oil & Gas Production (2.5%)
	1,100	Pemex Project Funding Master Trust	9.125		10/13/10	1,233,100
	870	Pemex Project Funding Master Trust - 144A*	6.290	**	06/15/10	875,220
	410	Pemex Project Funding Master Trust (a)	8.625		12/01/23	509,425
	2,020	Pemex Project Funding Master Trust	5.75		03/01/18	2,063,430
						4,681,175
		Telecommunications (0.2%)
	335	Axtel SA	11.00		12/15/13	363,475
		Total Mexico				8,539,957

		Peru (0.6%)
		Government Obligations
	310	Republic of Peru	8.375	05/03/16	371,070
	230	Republic of Peru	8.75	11/21/33	305,325
	325	Republic of Peru	9.875	02/06/15	412,344
		Total Peru			1,088,739

		Philippines (3.3%)
		Government Obligations
	1,390	Republic of Philiipines (a)	8.875	03/17/15	1,647,150
	450	Republic of Philiipines	9.00	02/15/13	522,000
	500	Credit Suisse 144A	6.74	12/20/12	502,966
	2,813	Republic of Philiipines (a)	9.50	02/02/30	3,727,225
		Total Philippines			6,399,341

		Russia (4.6%)
		Government Obligations (3.8%)
	1,817	Federal Republic of Russia	7.50	03/31/30	2,098,230
	811	Federal Republic of Russia	11.00	07/24/18	1,183,978
	600	Federal Republic of Russia	12.75	06/24/28	1,103,250
RUB	10,000	JP Morgan Chase	7.00	06/28/17	377,607
	$1,320	Ministry Finance Russia	3.00	05/14/11	1,244,100
	214	Russian Agricultural Bank - 144A*	6.299	05/15/17	203,300
	500	Credit Suisse 144A	5.88	12/20/12	507,413
	100	Russian Agricultural Bank	7.175	05/16/13	103,040
	480	Russian Agricultural Bank - 144A*	7.175	05/16/13	493,200
					7,314,118
		Oil & Gas Pipelines (0.8%)
	597	Gaz Capital - 144A*	6.212	11/22/16	583,568
	810	Gaz Capital	8.625	04/28/34	995,328
					1,578,896
		Total Russia			8,893,014

		Turkey (2.0%)
		Government Obligations
	384	Republic of Turkey	6.750	04/03/18	398,400
	1,498	Republic of Turkey	11.00	01/14/13	1,861,265
	500	Republic of Turkey	11.50	01/23/12	615,625
	590	Republic of Turkey	11.875	01/15/30	927,775
		Total Turkey			3,803,065

		Ukraine (0.2%)
		Government Obligation
	440	Ukraine Ministry of Finance - 144A* (a)	6.58	11/21/16	442,200

		United Kingdom (0.1%)
		Cable/Satellite TV
	115	NTL Cable PLC	9.125	08/15/16	104,650
	210	NTL Cable PLC	8.75	04/15/14	193,200
		Total United Kingdom			297,850

		Venezuela (1.8%)
		Government Obligations
	310	Republic of Venezuela	8.50	10/08/14	310,000
	1,945	Republic of Venezuela	9.25	09/15/27	1,979,038
	1,000	Republic of Venezuela	10.75	09/19/13	1,102,500
		Total Venezuela			3,391,538
		Total Foreign			63,197,380
		(Cost $62,185,523)

		United States (64.4%)
		Corporate Bonds (24.2%)
		Advertising/Marketing Services (1.2%)
	1,060	Idears Inc.	8.00	11/15/16	954,000
	465	Interpublic Group of Companies, Inc. (The)	6.25	11/15/14	385,950
	1,125	Valassis Communications Inc. - 144A*	8.25	03/01/15	939,375
					2,279,325

	Air Freight/Couriers (0.1%)
185	FedEx Corp.	7.25		02/15/11	200,691

	Apparel/Footwear (0.2%)
335	Oxford Industries, Inc.	8.875		06/01/11	329,138

	Auto Parts: O.E.M. (0.2%)
415	ArvinMeritor, Inc.	8.75		03/01/12	381,800

	Broadcasting (0.2%)
575	Univision Communications - 144A*	9.75		03/01/12	432,688

	Building Products (0.4%)
790	Interface Inc.	9.50		02/01/14	811,725

	Cable/Satellite TV (1.2%)
850	Cablevision Systems Corp. (Series B)	9.644	**	04/01/09	854,250
536	CCH I LLC/CCH I CAP Co.	11.00		10/01/15	386,590
625	Echostar DBS Corp.	6.375		10/01/11	617,188
545	Echostar DBS Corp.	6.625		10/01/14	533,419
					2,391,447
	Casino/Gaming (2.0%)
6,500	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (d) (f) (j)	0.00		03/01/10	0
905	Isle of Capri Casinos	7.00		03/01/14	701,375
955	Las Vegas Sands Corp.	6.375		02/15/15	859,500
1,630	MGM Mirage Inc.	6.00		10/01/09	1,630,000
3,904	Resort At Summerlin LP/Ras Co. (Series B) (d) (f) (j)	13.00	†	12/15/07	0
250	Station Casinos, Inc.	6.00		04/01/12	219,375
675	Station Casinos, Inc.	6.875		03/01/16	462,375
					3,872,625
	Chemicals: Specialty (1.1%)
1,400	Innophos, Inc.	8.875	**	08/15/14	1,382,500
715	Koppers Holdings, Inc.	9.875	††	11/15/14	607,750
161	Koppers Industry Inc.	9.875		10/15/13	172,270
					2,162,520
	Coal (0.1%)
175	Foundation PA Coal Co.	7.25		08/01/14	173,250

	Containers/Packaging (1.5%)
1,555	Berry Plastics Holding Corp.	8.875		09/15/14	1,387,838
650	Graphic Packaging International Corp.	9.50		08/15/13	615,875
850	Owens-Illinois, Inc.	7.50		05/15/10	860,625
					2,864,338
	Data Processing Services (0.4%)
275	Fiserv Inc.	6.80		11/20/17	289312
495	Sungard Data Systems Inc.	9.125		08/15/13	504,900
					794,212
	Electric Utilities (1.7%)
36	AES Corp. (The)	8.875		02/15/11	37,530
53	AES Corp. (The)	9.375		09/15/10	55,650
1,300	IPALCO Enterprises, Inc.	8.375		11/14/08	1,326,000
100	IPALCO Enterprises, Inc.	8.625		11/14/11	106,500
342	PSEG Energy Holdings Inc.	8.625		02/15/08	342,290
1,200	Texas Comp Electrical Holding Co. 144A*	10.25		10/01/15	1,185,000
220	Texas Eastern Transmission, LP	7.00		07/15/32	244,225
					3,297,195
	Finance/Rental/Leasing (0.8%)
1,680	Ford Motor Credit Co.	7.25		10/25/11	1,492,757

	Financial Conglomerates (0.8%)
1,647	General Motors Acceptance Corp.	6.875		09/15/11	1,441,034
100	Prudential Financial Inc.	6.625			101,826
					1,542,860
	Food Retail (0.6%)
205	CA FM Lease Trust - 144A*	8.50		07/15/17	233,417
818	Delhaize America, Inc.	9.00		04/15/31	970,936
					1,204,353

	Food: Meat/Fish/Dairy (1.8%)
420	Michael Foods Inc. (Series B)	8.00		11/15/13	415,800
1,330	Pilgrim's Pride Corp.	7.625		05/01/15	1,266,825
870	Smithfield Foods Inc.	7.00		08/01/11	852,600
715	Smithfield Foods Inc. (a)	7.625		02/15/08	716,788
100	Smithfield Foods Inc. (Series B)	8.00		10/15/09	101,750
					3,353,763
	Home Building (0.1%)
160	Pulte Homes, Inc.	6.375		05/15/33	128,000

	Hospital/Nursing Management (1.8%)
1,655	Columbia/HCA Healthcare Corp.	7.69		06/15/25	1,339,208
535	HCA, Inc.	5.75		03/15/14	454,750
620	Sun HealthCare Group Inc. -144A*	9.125		04/15/15	626,200
1,090	Tenet Healthcare Corp.	7.375		02/01/13	964,650
					3,384,808
	Industrial Machinery (0.1%)
149	Goodman Global Holding Company, Inc. (Series B)	7.99	**	06/15/12	150,490

	Industrial Specialties (0.4%)
410	Johnsondiversy, Inc.	9.625		05/15/12	418,200
247	UCAR Finance, Inc.	10.25		02/15/12	256,880
					675,080
	Insurance Brokers/Services (0.4%)
780	Farmers Insurance Exchange - 144A*	8.625		05/01/24	851,638

	MedicalSpecialties (0.3%)
455	Hospira, Inc.	5.71		03/30/10	449,994
190	Invacare Corp.	9.75		02/15/15	192,850
					642,844
	Medical/Nursing Services (0.6%)
1,020	Fresenius Medical Care Capital Trust	7.875		06/15/11	1,048,050
150	Fresenius Medical Care Capital Trust II	7.875		02/01/08	150,000
					1,198,050
	Miscellaneous Commercial Services (0.5%)
100	Iron Mountain Inc.	7.75		01/15/15	102,250
815	Iron Mountain Inc.	8.625		04/01/13	827,225
					929,475
	Miscellaneous Manufacturing (0.1%)
1,160	Propex Fabrics Inc.	10.00		12/01/12	116,000

	Oil & Gas Pipelines (0.5%)
400	Colorado Interstate Gas Co.	6.80		11/15/15	424,507
480	Pacific Energy Partners/Finance	7.125		06/15/14	507,126
					931,633
	Oil & Gas Production (1.3%)
490	Chaparral Energy Inc. 144A*	8.875		02/01/17	411,600
530	Chesapeake Energy Corp.	7.50		09/15/13	544,575
860	Hilcorp Energy/Finance - 144A*	7.75		11/01/15	774,813
710	Husky Oil Ltd.	8.90		08/15/28	723,639
					2,454,627
	Oilfield Services/Equipment (0.4%)
695	Helix Energy Solutions -144A*	9.50		01/15/16	708,900

	Publishing: Books/Magazines (0.3%)
543	Dex Media West/Finance	9.875		08/15/13	555,218

	Pulp & Paper (0.1%)
205	P.H. Glatfelter - 144A*	7.125		05/01/16	203,463

	Railroads (0.3%)
565	Union Pacific Corp.	5.45		01/31/13	583,753

	Restaurants (0.4%)
170	Aramark Corp. 144A*	8.50		02/01/15	170,000
80	Aramark Corp. - 144A*	8.411		02/01/15	72,000
580	Aramark Services, Inc.	5.00		06/01/12	504,600
					746,600

	Savings Banks (0.1%)
300	Washington Mutual -144A*	9.75		10/29/49	276,422

	Semiconductors (0.2%)
550	Freescale Semiconductors - 144A*	8.875		12/15/14	449,625

	Specialty Stores (0.5%)
1,060	Sonic Automotive, Inc.	8.625		08/15/13	1,001,700

	Specialty Telecommunications (0.8%)
400	American Tower Corp.	7.125		10/15/12	413,000
470	American Tower Corp.	7.50		05/01/12	485,275
118	Panamsat Corp.	9.00		08/15/14	117,705
330	Qwest Communications International	8.368	**	02/15/09	330,000
145	U.S. West Communications Corp.	5.625		11/15/08	145,000
					1,490,980
	Telecommunications (0.0%)
657	Exodus Communications, Inc. (d) (f) (j)	11.625		07/15/10	0
4,679	Rhythms Netconnections, Inc. (d) (f) (j)	12.75		04/15/09	0

	Tobacco (0.3%)
580	RJ Reynolds Tobacco Holdings	6.50		07/15/10	604,189

	Water Utilities (0.4%)
705	Nalco Co.	7.75		11/15/11	708,525
	Total Corporate Bonds (Cost $61,771,557)				46,376,707

	Collateralized Mortgage Obligations (24.0%)
	U.S. Government Agencies (1.9%)
	Freddie Mac (1.0%)
901		5.527	**	07/15/31	900,336
1,061		5.662	**	06/15/23	1,055,752
					1,956,088
	Federal National Mortgage Assoc. (0.9%)
1,143		4.575		12/25/23	1,172,959
457	IO	6.00		01/01/20	64,706
352	IO	6.00		01/01/20	51,093
150	IO	6.50		12/01/19	21,154
133	IO	7.00		11/01/19	16,695
999	IO	7.00		12/01/34	198,540
513	IO	7.50		03/01/35	92,633
180	IO	8.00		03/01/35	31,348
					1,649,128
	Total U.S. Government Agencies				3,605,216

	Private Issues (22.1%)
	American Home Mortgage Investment
1,524	2005-2	5.165		09/25/45	1,416,756
578	2006-4	5.175		10/25/46	448,454
1,888	2007-1 GA1C	4.978		05/25/47	1,758,614
530	2007-5 A3	3.676		06/25/47	404,153
	Banc of America Commercial Mortgage, Inc.
1,000	2007	5.414		10/15/49	990,761
800	2007-A3 4	5.837		06/10/49	802,422
	Bear Stearns Mortgage Funding Trust
8,415	2006-16 4C (IO) 144A*	0.00		03/27/36	76,245
16,668	2007-N3 10C (IO)	2.569	**	06/26/36	421,686
12,824	2006-17 4C (IO) 144A*	0.00		05/27/36	158,295
12,926	2007-N2 14C (IO) 144A*	1.428	**	01/27/37	259,642
16,263	2007-N2 13C (IO) 144A*	1.541	**	01/27/37	370,587
17,954	2007-N5	0.588		04/25/37	521,770
800	2007-PW 17	5.694		06/11/50	800,389
1,452	2006-AR5 1A1	3.536	**	12/25/36	1,377,664
50	2006-16 4A1 144A*	6.50		03/27/36	49,875
89	2006-17 4A1 144A*	6.50		05/27/36	88,593
950	Citibank Credit Card Issuance Trust 2007-A8 Class A8	5.65		09/20/19	966,031
	Citigroup Commercial Mortgage Trust

800	C5 A4	5.431		10/15/49	791,383
800	C6 A4	5.888		06/10/17	806,752
	Commercial Mortgage
750	2007-C9 A4	5.816		12/10/49	761,972
	Countrywide Alternative Loan Trust
1,540	2007-OA9	3.606	**	06/25/47	1,388,455
1,173	2007-OA8	5.155		06/25/47	1,074,950
485	2006-0A2	4.274	**	05/20/46	350,028
633	2006-0A21	4.214		03/20/47	494,017
645	2006-0A17	4.234		12/20/46	495,255
6,413	2005-81 X1 (IO)	0.955		02/25/37	334,681
5,987	2007-OA7 (IO)	1.822	**	05/25/47	191,290
12,476	2006-OA22 CP (IO)	0.00	**	02/25/47	316,962
9,366	2006-OA21 X (IO)	1.53	**	03/20/47	533,479
6,537	2005-58R A (IO)	1.438	**	12/20/35	238,722
5,581	2006-OA1 2X (IO)	1.04	**	03/20/46	263,839
19,057	2006-OA17 IXP (IO)	1.276	**	12/20/46	1,020,086
17,586	2005-41 IX (IO)	0.982	**	09/25/35	472,612
8,740	2005-59R A (IO)	1.556	**	12/20/35	375,954
567	Deutsche ALT-A Sec Inc Mortgage 2006-OA1	5.693		02/25/47	473,075
1,455	DSLA MTG LN TST - 2007-AR1 2A1A	4.074		04/19/38	1,358,857
	Greenpoint Mortgage Fund
4,208	2005-AR4 X4 (IO)	1.99	**	10/25/45	142,029
2,659	2005-AR3 X1 (IO)	1.206	**	08/25/45	84,481
1,066	2006-AR2 3A2	3.696	**	03/25/36	978,622
	GS Mortgage Securities Corp.
2,965	2006-OA1R A (IO)	1.71	**	08/25/35	116,741
	Harborview Mortgage Loan Trust
536	2006-9 NM 144A*	0.00		12/15/36	294,700
3	2006-1 PO1 (PO)	0.00		03/19/37	2,488
3,842	2005-3 X2 (IO)	0.321	**	06/19/35	96,039
6,138	2005-2 X1 (IO)	1.464	**	05/19/35	155,359
5,534	2006-1 X1 (IO)	0.414	**	03/19/37	245,573
1,404	2006-10 2A1A	4.114	**	11/19/36	1,322,739
	Indymac Index Mortgage Loan Trust
4,753	2005-AR12 AX2 (IO)	1.056	**	07/25/35	160,429
1,025	2005-AR4 2A1A	5.145	**	03/25/35	960,207
1,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A4	6.007		06/15/49	1,015,108
800	LB-UBS Commercial Mortgage Trust 2007-C6	5.858		07/15/40	810,870
767	Luminent Mortgage Trust 2006-1 A1	5.105	**	04/25/36	719,543
	Residential Accredit Loans, Inc.
5,223	2007-Q03 SB (IO)	1.157	**	03/25/47	182,803
29,706	(IO)	0.00	**	08/25/47	594,130
2,212	2007-Q04 A1A	3.576	**	05/25/47	2,069,876
13,125	2007-Q04 A1 (IO)	2.899	**	05/25/47	492,176
534	2006-Q01 A1A	3.636	**	02/25/46	495,655
391	2006-Q01 2A1	3.646	**	02/25/46	369,092
	Structured Asset Mortgage Investments, Inc.
1,608	2005-14 A1	5.175	**	07/25/35	1,503,223
549	2006-AR3 A1	5.055	**	02/25/36	506,374
1,020	2006-AR2 A2	5.175	**	02/25/36	930,673
505	2006-AR6	5.145		07/25/36	386,359
1,745	2007-AR4	5.045		09/25/47	1,636,641
1,452	2006-AR8 A1A	3.576	**	10/25/36	1,346,085
	Washington Mutual
513	2006-AR5	5.145		07/25/46	405,493
1,598	2007-OA6 CA1B	3.606	**	07/25/47	1,449,803
256	2005-AR17 A1B1	5.115	**	12/25/45	252,187
92	2005-AR19 A1B1	3.626	**	12/25/45	91,510
	Total Private Issues				42,471,314
	Total Collateralized Mortgage Obligations (Cost $50,433,085)				46,076,530
	U.S. Government Agencies-Mortgage-Backed Securities (16.2%)
	Federal Home Loan Mortgage Corp. (3.1%)
28		6.50		02/01/29-
				09/01/33	28,840
675		6.50		+++	699,996
3,577		7.50		08/01/17-
				05/01/33	3,876,117
587		8.00		09/01/24-
				07/01/32	640,826
424		8.50		11/01/15-
				07/01/31	471,219

178		9.00	06/01/30-
			01/01/31	199,221
1		9.50	07/01/20	760
				5,916,979
	Federal Home Loan Mortgage Corp. ARM (0.0%)
16		5.612	03/01/37	16,258

	Federal National Mortgage Assoc. (11.4%)
1,675		6.00	01/01/19	1,732,880
1		6.00	04/01/13	1,051
3,090		6.50	09/01/28
			02/01/38	3,223,314
5,134		7.00	10/01/25-
			12/01/34	5,482,060
19		7.00	08/01/08	19,358
7,199		7.50	02/01/22-
			07/01/34	7,780,498
1,288		8.00	06/01/22-
			07/01/31	1,401,284
2,062		8.50	05/01/17-
			10/01/32	2,260,395
58		9.00	09/01/21-
			04/01/30	63,950
				21,964,790
	Federal National Mortgage Assoc. ARM (1.0%)
14		4.734	06/01/36	13,708
929		5.006	09/01/35	958,586
82		5.123	11/01/35	84
981		5.124	06/01/35	1,016,358
				1,988,736
	Government National Mortgage Assoc. (0.7%)
839		7.50	05/15/17-
			02/15/26	906,012
277		8.00	12/15/22-
			02/15/30	303,552
73		8.50	08/15/22-
			12/15/24	81,350
				1,290,914
	Total U.S. Government Agencies-Mortgage-Backed Securities (Cost $30,662,386)			31,177,677
	Total United States (Cost $142,867,028)			123,630,914
	Total Government & Corporate Bonds (Cost $205,052,551)			186,828,294

	Senior Loans (0.9%)
	Financial Publishing/Services (0.5%)
1,040	First Data Co.	7.959	09/24/14	938,600

	Oil & Gas Production (0.4%)
785	Sandridge Energy Inc.	8.625	04/01/15	777,150
	Total Senior Loans (Cost $1,795,789)			1,715,750

	Convertible Bond (0.1%)
	Telecommunication Equipment
178	Nortel Networks Corp.
	(Cost $176,660)	4.25	09/01/08	176,443

NUMBER OF SHARES
	Common Stocks (0.0%)
	Casino/Gaming (h) (j) (0.0%)
10,773	Fitzgeralds Gaming Corp. +			0

	Electric Utilities (e) (0.0%)
102	PNM Resources Inc.			1,971

	Food: Specialty/Candy (e) (h) (j) (0.0%)
2,423	SFAC New Holdings Inc. ++			0
445	SFFB New Holdings Inc.			0
				0

	Restaurants (e) (h) (j) (0.0%)
3,387	American Restaurant Group Holdings, Inc.			27,096
95,844	Catalina Restaurant Group (Escrow)			958
				28,054
	Specialty Telecommunications (e) (h) (0.0%)
12,688	Birch Telecom Inc.# (j)			127
133,935	PFB Telecom NV (Series B) (j)			0
665	XO Holdings, Inc.			1,290
				1,417
	Telecommunications (e) (h) (0.0%)
2,702	Viatel Holdings Bermuda Ltd.			27

	Textiles (e) (h) (j) (0.0%)
298,462	U.S. Leather, Inc.			0

	Wireless Telecommunications (e) (0.0%)
677	USA Mobility, Inc.			8,131
	Total Common Stocks (Cost $42,272,088)			39,600
NUMBER OF WARRANTS			EXPIRATION DATE
	Warrants (h) (0.0%)
	Casino/Gaming (j) (0.0%)
68,000	Aladdin Gaming Holdings LLC		03/01/10	0
				0
	Specialty Telecommunications (e) (0.0%)
1,331	XO Holdings, Inc. (Series A)		01/16/10	259
997	XO Holdings, Inc. (Series B)		01/16/10	105
997	XO Holdings, Inc. (Series C)		01/16/10	75
				439
	Total Warrants (Cost $1,668)			439
NUMBER OF CONTRACTS
	Put Options Purchased (0.0%)
27,500	90 day Euro $ March/2008 @ $94.50			0
477,500	90 day Euro $ March/2008 @ $94.75			0
8,500,000	CHF March/2008 @ $1.1861			748
	Total Put Options Purchased (Cost $276,829)			748

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investments (5.1%)
	U.S. Treasury Bill (c) (g) (0.3%)
$585	U.S. Treasury Bill (Cost $581,468)	3.15%	04/10/08	581,468

	Security Purchased from
	Securities Lending Collateral (a) (3.5%)
	Repurchase Agreement
6,830	Bear Stearns & Co., Inc. (dated 01/31/08; proceeds $6,830,342)	1.83	02/01/08
	(Cost $6,830,000)			6,830,000
NUMBER OF SHARES (000)
	Investment Company (b) (1.3%)
2,458	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class
	(Cost $2,457,845)			2,457,845
	Total Short-Term Investments (Cost $9,869,313)			9,869,313
	Total Investments (Cost $259,444,898) (i) (k)		103.5%	198,630,587
	Liabilities in Excess of Other Assets		(3.5)	(6,787,483)
	Net Assets		100.0%	$191,843,104

______________
IO	Interest Only security
PO	Principal Only security.
*	Resale is restricted to qualified institutional investors.
**	Floating rate security. Rate shown is the rate in effect at January 31, 2008.
†	Payment-in-kind security.
††	Currently a zero coupon bond and will pay interest at the rate shown at a future date.
†††	Security was purchased on a forward commitment basis with an approximate principal amount and no definite date; the actual principal amount and maturity date will be determined upon settlement.
+	Resale is restricted acquired (12/22/98) at a cost basis of $48,586.
++	Resale is restricted acquired (06/10/99) at a cost basis of $24.
+++	Currency index credit linked unsecured note.
++++	Capital appreciation bond.
#	Resale is restricted; acquired (between 06/18/98 and 08/15/99) at a cost basis of $6,277,972.
(a)	All or a portion of the security is on loan as of January 31, 2008. The total value of the loaned securities and related collateral outstanding were $6,458,451 and $6,830,000, respectively.
(b)

The fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(c)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $520,149.
(d)	Non-income producing security; bond in default.
(e)	Acquired through exchange offer.
(f)	Issuer in bankruptcy.
(g)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(h)	Non-income producing securities.
(i)

Securities have been designated as collateral in amount equal to $92,897,103 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts, open futures contracts and open swap contracts.

(j)

Securities with a total market value equal to $661,264 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Flexible Income Trust

Futures Contracts Open at January 31, 2008

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
101	Long	US Treasury Bond 5 Year	$11,413,000	$284,473
		March 2008
67	Long	US Treasury Bond 20 Year	7,993,938	57,113
		March 2008
10	Long	US Treasury Bond 5 Year	1,125,781	(1,357)
		June 2008
193	Short	US Treasury Bond 2 Year	(41,151,221)	(568,195)
		December 2007
228	Short	US Treasury Bond 10 Year	(26,611,875)	(86,156)
		December 2007
65	Short	90 Day Euro $ Future	(15,777,938)	(258,341)
		March 2008
39	Short	90 Day Euro $ Future	(9,507,225)	(184,382)
		June 2008
37	Short	90 Day Euro $ Future	(9,023,838)	(172,614)
		September 2008
36	Short	90 Day Euro $ Future	(8,769,150)	(156,249)
		December 2008
31	Short	90 Day Euro $ Future	(7,538,038)	(124,860)
		March 2009
27	Short	90 Day Euro $ Future	(6,551,888)	(101,662)
		March 2009
27	Short	90 Day Euro $ Future	(6,540,413)	(96,937)
		September 2009
23	Short	90 Day Euro $ Future	(5,562,263)	(79,126)
		December 2009
23	Short	90 Day Euro $ Future	(5,553,638)	(75,101)
		March 2010
17	Short	90 Day Euro $ Future	(4,098,275)	(52,109)
		June 2010
14	Short	90 Day Euro $ Future	(3,370,150)	(40,464)
		September 2040
12	Short	90 Day Euro $ Future	(2,884,800)	(33,033)
		December 2010
Net Unrealized Depreciation				($1,689,000)

Forward Foreign Currency Contracts Open at January 31, 2008

	CONTRACTS TO DELIVER	IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED DEPRECIATION
JPY	117,000,000	$1,083,333	04/09/08	($21,925)
JPY	120,000,000	$1,129,146	04/09/08	(4,452)
DKK	300,000	$58,772	04/24/08	(899)
EUR	344,000	$506,712	04/30/08	(3,220)
	Total Unrealized Depreciation			$(30,496)

Currency Abbreviations:
ARS	Argentine Peso.
BRL	Brazilian Real.
DKK	Danish Krone.
EUR	Euro.
JPY	Japanese Yen.
MXN	Mexican New Peso.
TRY	Turkish Lira.

Credit Default Swap Contracts Opent at January 31, 2008:

SWAP COUNTERPARTY AND REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’S)	PAY/RECEIVE FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International
Hartford Life Inc	Buy	1,200	0.12	December 20, 2011	$21,614
Goldman Sachs International
Motorola, Inc.	Buy	390	0.15	December 20, 2011	18,040
Goldman Sachs International
Motorola, Inc.	Buy	800	0.16	December 20, 2011	36,805
Goldman Sachs International
Union Pacific Corporation	Buy	600	0.20	December 20, 2011	7,597
Goldman Sachs International
Chubb Corp.	Buy	1,150	0.10	March 20, 2012	14,525
Citigroup Global Markets
Covidien	Buy	453	0.43	March 20, 2012	(1,243)
Citigroup Global Markets
Covidien	Buy	233	0.43	March 20, 2012	(640)
Goldman Sachs International
Covidien	Buy	575	0.22	March 20, 2012	6,318
Goldman Sachs International
Gap Inc	Buy	700	1.19	March 20, 2012	(7,558)
Citigroup Global Markets
Tyco International	Buy	453	0.43	March 20, 2012	5,263
Citigroup Global Markets
Tyco International	Buy	233	0.43	March 20, 2012	2,709
Citigroup Global Markets
Tyco Electronics	Buy	453	0.43	March 20, 2012	5,265
Citigroup Global Markets
Tyco Electronics	Buy	233	0.43	March 20, 2012	2,709
Lehman Brothers, Inc.
DJ CDX NA	Sell	3,850	3.75	December 20, 2012	(324,809)
Goldman Sachs International
Qwest Capital Funding	Sell	500	3.25	December 20, 2012	(18,441)
UBS Securities
Toll Brothers Inc.	Buy	960	2.90	March 20, 2013	(13,526)
Credit Suisse
Arrow Electronics	Buy	300	1.00	March 20, 2015	(784)
Lehman Brothers, Inc.
Goodrich (BF) Co.	Buy	180	0.46	March 20, 2018	(120)
Lehman Brothers, Inc.
Goodrich (BF) Co.	Buy	255	0.45	March 20, 2018	40
JP Morgan Chase
Nordstrom Inc.	Buy	240	1.07	March 20, 2018	(1,440)
JP Morgan Chase
Nordstrom Inc.	Buy	240	1.15	March 20, 2018	(2,964)
JP Morgan Chase
Nordstrom Inc.	Buy	300	1.03	March 20, 2018	(847)
Goldman Sachs International
Sealed Air Corp.	Buy	130	1.24	March 20, 2018	(1,917)
Goldman Sachs International
Sealed Air Corp.	Buy	265	1.08	March 20, 2018	(558)
			Net Unrealized Depreciation		$(253,962)

Interest Rate Swap Contracts Open at January 31, 2008:

COUNTERPARTY	NOTIONAL AMOUNT (000’S)	PAYMENTS MADE BY FUND	RECEIVED BY FUND@	TERMINATION DATE	UNREALIZED APPRECIATION
Deutsche Bank	21,400	Fixed Rate 5.349%	Floating Rate 5.36%	5/24/2017	$141,882
Deutsche Bank	5,500	Fixed Rate 5.198	Floating Rate 5.24	10/4/2017	35,585
JPMorgan Chase Bank N.A.	10,174	Fixed Rate 4.39	Floating Rate 5.14	12/11/2012	39,373
JPMorgan Chase Bank N.A.	9,700	Fixed Rate 5.088	Floating Rate 5.725	9/11/2017	63,341
Total Unrealized Appreciation	$280,181
______________

@ Floating rate represents USD-3 months LIBOR.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Flexible Income Trust
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer March 20, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer March 20, 2008

3

Exhibit 3 A1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Flexible Income Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: March 20, 2008
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

4

Exhibit 3 A2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Flexible Income Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: March 20, 2008
/s/ Francis Smith
Francis Smith Principal Financial Officer

5